Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Details) - EBP QACA	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, current value	$ 78,116,900
Total assets held at end of year	91,531,638
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,275,905
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	138,833
Investment, Identifier [Axis]: Investment in Collective Trust fund | Invesco | Stable Asset Fund - ADPZ Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	138,833
Investment, Identifier [Axis]: Investments in Registered Investment Companies | American Century Investments | Emerging Markets Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	71,197
Investment, Identifier [Axis]: Investments in Registered Investment Companies | American Century Investments | Real Estate Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,747
Investment, Identifier [Axis]: Investments in Registered Investment Companies | American Funds | American Balanced Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	42,858
Investment, Identifier [Axis]: Investments in Registered Investment Companies | American Funds | Inflation Linked Bond Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	37,731
Investment, Identifier [Axis]: Investments in Registered Investment Companies | American Funds | Washington Mutual Investors Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	107,718
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Amundi Asset Management US | Pioneer Fundamental Growth Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	420,142
Investment, Identifier [Axis]: Investments in Registered Investment Companies | BlackRock | Total Return Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	137,233
Investment, Identifier [Axis]: Investments in Registered Investment Companies | BlackRock | iShares Russell Mid-Cap Index Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	187,442
Investment, Identifier [Axis]: Investments in Registered Investment Companies | BlackRock | iShares US Aggregate Bond Index Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	98,996
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Blackrock | iShares MSCI EAFE International Index Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	109,507
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Dimensional Fund Advisors | DFA Commodity Strategy Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	74,093
Investment, Identifier [Axis]: Investments in Registered Investment Companies | JPMorgan | Equity Income Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	224,731
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Janus Henderson | Triton Fund - Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,984
Investment, Identifier [Axis]: Investments in Registered Investment Companies | PGIM Investments | High Yield Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	95,712
Investment, Identifier [Axis]: Investments in Registered Investment Companies | State Street Global Advisors | State Street Equity 500 Index Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,014,822
Investment, Identifier [Axis]: Investments in Registered Investment Companies | T. Rowe Price | Dividend Growth Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	212,388
Investment, Identifier [Axis]: Investments in Registered Investment Companies | T. Rowe Price | Overseas Stock Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	83,070
Investment, Identifier [Axis]: Investments in Registered Investment Companies | T. Rowe Price | Small-Cap Value Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,726
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Small-Cap Index Fund - Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	382,953
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Small-Cap Value Index Fund - Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	288,008
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2020 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,089
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2025 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	308,775
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2030 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	442,751
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2035 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,222,694
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2040 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,345,952
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2045 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,319,550
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2050 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,449,723
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2055 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,045,896
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2060 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,961,679
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2065 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	483,174
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement 2070 Fund - Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,144
Investment, Identifier [Axis]: Investments in Registered Investment Companies | Vanguard | Target Retirement Income Fund - Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,420
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%